Cassidy & Associates
                        Attorneys at Law
                       215 Apolena Avenue
                 Newport Beach, California 92662
                     ----------
                  Email:  lwcassidy@aol.com

Telephone: 949/673-4510             Fax:  949/673-4525

                    September 1, 2017


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 1 to
	       Tulip Grove Acquisition Corporation
	       File No. 000-55807

Mesdames/Gentlemen:

     I attach for filing Amendment No. 1 to the Tulip Grove
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated August 3, 2017 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1. The Staff's comment is noted and the Registrant understands the filing requirements once the Form 10 becomes automatically effective.

Risk Factors

2. The risk factor headings have been made more easily identifiable and distinct. The Registrant is filing the document in ASCII which format does not provide for bold face or italicized type of individual headings or paragraphs. The risk factor texts have been indented to make them more readily apparent.

Terms of a Business Combination

3.    The requested disclosure has been added and appears on page 14.

Recent Blank Check Companies

4. The requested disclosure has been added and appears on page 16. Management notes, however, that it is not informed or copied with any subpoenas issued by the Securities and Exchange Commission and only knows of those subpoenas listed because the companies receiving such subpoenas notified management.

5. The listing of Recent Blank Check Companies beginning on page 20 has been reviewed and revised to update and ensure its accuracy. Management is grateful for the assistance provided by the Staff in its review of this section. Those changes as well as others have been incorporated.

Conflicts of Interest

6. The name Orchid Grove Acquisition Corporation is the correct name as it appears on the certificate of incorporation and bylaws. The incorrect name appearing on the Edgar system under that CIK number has been corrected and the name Orchid Grove Acquisition Corporation should appear with the next filing on the Edgar using that CIK number.



	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563